Receivables and Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Receivables and Prepaid Expenses [Abstract]
RECEIVABLES AND PREPAID EXPENSES

NOTE 3 – RECEIVABLES AND PREPAID EXPENSES:

Receivables and prepaid expenses as of June 30, 2026 consists primarily of the prepayment of $200,000 of Common Stock issued to the American Academy of Facial Esthetics LLC (“AAFE”), as well as $40,000 of prepaid insurance. On January 5, 2026 the Company entered into a service contract with the AAFE for the provision of marketing and promotional services. As payment for those services, the Company provided AAFE with $200,000 of Common Stock at fair value as a prepayment, amounting to 20,000,000 shares of Common Stock. AAFE has not yet commenced providing services in respect of this service contract. See Note 8.

NOTE 3 - RECEIVABLES AND PREPAID EXPENSES:
	December 31,
	2025	2024

VAT receivable	$8,685	57,875
Prepaid expenses	-	30,000
Other assets	1,549	1,264
	$10,234	89,139